Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 7	$ 1,011
Related party receivable		15	15
Prepaid expenses		351	368
TOTAL CURRENT ASSETS		373	1,394
Cash and cash equivalents held in Trust Account		206,826	204,000
Prepaid expenses			351
TOTAL ASSETS		207,199	205,745
CURRENT LIABILITIES:
Accrued expenses		1,823	97
TOTAL CURRENT LIABILITIES		1,823	97
NON-CURRENT LIABILITY:
Deferred underwriting compensation		9,000	9,000
TOTAL LIABILITIES		10,823	9,097
COMMITMENTS AND CONTINGENCIES (Note 6)
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION		206,826	204,000
CAPITAL DEFICIENCY:
Class A ordinary shares	[1]
Class B ordinary shares	[1]
Preference Shares, $0.0001 par value; 5,000,000 shares authorized, no shares issued and outstanding
Additional paid-in capital
Accumulated deficit		(10,450)	(7,352)
TOTAL CAPITAL DEFICIENCY		(10,450)	(7,352)
TOTAL LIABILITIES AND SHARES SUBJECT TO POSSIBLE REDEMPTION NET OF CAPITAL DEFICIENCY		$ 207,199	$ 205,745

[1]	Represents an amount less than 1 thousand US Dollars.